Liquidity - Private Placement Transactions (Details) € in Millions, $ in Millions	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018
Financial Liabilities
Effective Interest Rate	0.87%	0.87%	1.09%	1.33%
Carrying Amount	€ 13,344		€ 13,617
Private placements
Financial Liabilities
Carrying Amount	€ 742		1,067
Tranche 6-2012 | 2021
Financial Liabilities
Coupon Rate	2.82%	2.82%
Effective Interest Rate	2.86%	2.86%
Nominal Volume | $		$ 290.0
Carrying Amount	€ 0		259
Tranche 7-2012 | 2023
Financial Liabilities
Coupon Rate	3.18%	3.18%
Effective Interest Rate	3.22%	3.22%
Nominal Volume | $		$ 444.5
Carrying Amount	€ 373		406
Tranche 8-2012 | 2025
Financial Liabilities
Coupon Rate	3.33%	3.33%
Effective Interest Rate	3.37%	3.37%
Nominal Volume | $		$ 323.0
Carrying Amount	€ 281		305
Tranche 9-2012 | 2027
Financial Liabilities
Coupon Rate	3.53%	3.53%
Effective Interest Rate	3.57%	3.57%
Nominal Volume | $		$ 100.0
Carrying Amount	€ 88		€ 97